Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Project debt [Abstract]
Project debt	$ 5,237,614	$ 4,852,348	$ 5,091,114
Euro [Member]
Project debt [Abstract]
Project debt	2,240,811	1,882,618
South African Rand [Member]
Project debt [Abstract]
Project debt	355,414	384,313
Algerian Dinar [Member]
Project debt [Abstract]
Project debt	115,606	24,331
All Foreign Currencies [Member]
Project debt [Abstract]
Project debt	$ 2,711,830	$ 2,291,262